PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2020	$72	$2,253	$1,004	$535	$540	$4,404
Additions (cash and non-cash)	—	25	167	13	72	277
Dispositions	—	(2)	(64)	(21)	(62)	(149)
Acquisitions through business combinations	—	3	11	—	3	17
Transfers and assets reclassified as held for sale (1)	—	26	19	(73)	—	(28)
Foreign currency translation and other	14	290	55	22	15	396
Balance at December 31, 2020	$86	$2,595	$1,192	$476	$568	$4,917
Additions (cash and non-cash)	—	76	172	6	61	315
Dispositions	—	(9)	(119)	(3)	(24)	(155)
Transfers and assets reclassified as held for sale (1)	—	(4)	(2)	4	(1)	(3)
Foreign currency translation and other	(5)	(159)	(42)	(23)	(25)	(254)
Balances at December 31, 2021	$81	$2,499	$1,201	$460	$579	$4,820
Accumulated depreciation and impairment
Balance at January 1, 2020	$—	$(55)	(197)	(19)	(66)	(337)
Depreciation/depletion/impairment expense	—	(60)	(164)	(25)	(86)	(335)
Dispositions	—	4	37	10	36	87
Transfers and assets reclassified as held for sale (1)	—	16	(5)	7	—	18
Foreign currency translation and other	—	(12)	(15)	(2)	(3)	(32)
Balances at December 31, 2020 (2)	$—	$(107)	$(344)	$(29)	$(119)	$(599)
Depreciation/depletion/impairment expense	—	(67)	(171)	(19)	(84)	(341)
Dispositions	—	4	111	2	21	138
Transfers and assets reclassified as held for sale (1)	—	(16)	2	—	—	(14)
Foreign currency translation and other	—	8	10	2	12	32
Balance at December 31, 2021 (2)	$—	$(178)	$(392)	$(44)	$(170)	$(784)
Net book value
December 31, 2020	$86	$2,488	$848	$447	$449	$4,318
December 31, 2021	$81	$2,321	$809	$416	$409	$4,036
____________________________________
(1)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 7 and Note 8 for additional information.
As at December 31, 2021, PP&E included approximately $409 million (2020: $449 million) of right-of-use assets and $3 million (2020: $2 million) of assets subject to operating leases in which the company is a lessor. During the year ended December 31, 2021, additions to right-of-use assets from acquisitions and new lease contracts were $61 million (2020: $75 million), and depreciation expense of $84 million (2020: $86 million).
The right-of-use assets and assets subject to operating leases in which the company is a lessor by class of underlying asset as at December 31, 2021 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2021 are outlined below:

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Total
Lessee
Right-of-use assets	$2	$365	$42	$—	$409
Depreciation expense	—	(69)	(15)	—	$(84)
Lessor
Assets subject to operating leases	—	—	3	—	$3

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Total
Lessee
Right-of-use assets	$1	$398	$49	$1	$449
Depreciation expense	—	(73)	(12)	(1)	$(86)
Lessor
Assets subject to operating leases	—	—	2	—	$2